Revenue - Additional Information (Details) € / shares in Units, € in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2018 USD ($)	Apr. 30, 2016 EUR (€) item	Apr. 30, 2016 USD ($) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2018 USD ($) shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments					€ 288,060
Milestone payments					49,095	€ 9,516
Amount of preclinical first milestone payment received | $	$ 30.0
Issue of equity				€ 731,546	678,936	€ 255,721
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments					288,060
Milestone payments					22,535
Janssen | Collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments					25,000
Milestone payment to be received				€ 1,300
Percentage share of royalties				50.00%
Upfront payment committed | $							$ 500.0
License payment committed | $							300.0
Issue of equity | $							$ 200.0
Shares issued | shares						1,766,899	1,766,899
Share price | € / shares						€ 100.02
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments					€ 26,560	€ 8,633
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments						€ 883
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront, non-refundable, non-creditable payment received		€ 35,100	$ 40.0
Amount of preclinical first milestone payment received		€ 8,900	$ 10.0
Number of preclinical milestones achieved | item		2	2
Amount of preclinical second milestone payment received		€ 8,700
Maximum additional development milestone payments | $	110.0
Maximum additional regulatory milestone payments | $	190.0
Maximum additional commercial milestone payments | $	$ 325.0
Term of additional GARP-related research funding	2 years